Accounts Receivable	12 Months Ended
Dec. 31, 2020
Credit Loss [Abstract]
Accounts Receivable	Note 5 - Accounts Receivable
	December 31	December 31
	2020	2019
	US Dollars (In thousands)
Funds in trust	189	-
Prepaid expenses	4	-
Government institutions	22	9
Related parties	3	3
Other	-	1

	218	13